Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Common Shares Class A	Common Shares	Additional paid in Capital	Currency translation adjustment	Accumulated deficit	Stockholders’ equity	Non - controlling Interest	Commitment to issue shares	Total
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	$ 10,661,294		$ (101,017,387)	$ 22,602,195	$ (8,632,539)	$ 2,703,326	$ 13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
Exercise of warrants (in Shares)
Shares issued in public offering		$ 12,132,360				12,132,360			$ 12,132,360
Shares issued in public offering (in Shares)		169,206
Shares issued in connection with private placement		$ 1,119,373				1,119,373			1,119,373
Shares issued in connection with private placement (in Shares)		25,768
Shares issued in connection with acquisition		$ 425,445	2,277,881					(2,703,326)
Shares issued in connection with acquisition (in Shares)		262
Holdco shares exchanged for common shares		$ 186,294			(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)		715
Share issuance costs		$ (1,736,662)				(1,736,662)			(1,736,662)
Stock-based compensation			1,567,583			1,567,583			1,567,583
Cumulative translation adjustment				154,970		154,970			154,970
Loss and comprehensive loss					(20,327,007)	(20,327,007)	(2,146,185)		(22,473,192)
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525	14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)		4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Exercise of warrants		$ 4,446,200				4,446,200			4,446,200
Exercise of warrants (in Shares)		252,625
Shares issued in public offering		$ 2,250,000				2,250,000			2,250,000
Shares issued in public offering (in Shares)		156,250
Share issuance costs		$ (226,544)				(226,544)			(226,544)
Stock-based compensation			(1,247,113)			(1,247,113)			(1,247,113)
Cumulative translation adjustment				9,348		9,348			9,348
Loss and comprehensive loss					(1,194,195)	(1,194,195)	(132,694)		(1,326,889)
Balance at Mar. 31, 2023	$ 28,247	$ 128,823,181	13,259,645	164,318	(127,101,220)	15,174,171	(6,535,081)		8,639,090
Balance (in Shares) at Mar. 31, 2023	21	669,636
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525	14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)		4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Exercise of warrants		$ 4,561,200				4,561,200			$ 4,561,200
Exercise of warrants (in Shares)		283,875
Shares issued in public offering		$ 5,250,003				5,250,003			$ 5,250,003
Shares issued in public offering (in Shares)		971,455							989,903
Class A shares converted	$ (28,247)	$ 28,247
Class A shares converted (in Shares)	(21)	21
Shares issued in connection with private placement		$ 2,562,660				2,562,660			2,562,660
Shares issued in connection with private placement (in Shares)		989,903
Share issuance costs		$ (679,890)				(679,890)			(679,890)
Stock-based compensation			(1,452,380)			(1,452,380)			(1,452,380)
Cumulative translation adjustment				93,317		93,317			93,317
Loss and comprehensive loss					(9,526,997)	(9,526,997)	(985,160)		(10,512,157)
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Balance at Mar. 31, 2023	$ 28,247	$ 128,823,181	13,259,645	164,318	(127,101,220)	15,174,171	(6,535,081)		8,639,090
Balance (in Shares) at Mar. 31, 2023	21	669,636
Stock-based compensation			90,893			90,896			90,896
Cumulative translation adjustment				18,849		18,849			18,849
Loss and comprehensive loss					(2,041,761)	(2,041,761)	(268,894)		(2,310,655)
Balance at Jun. 30, 2023	$ 28,247	$ 128,823,181	13,350,541	183,167	(129,142,981)	13,242,155	(6,803,975)		6,438,180
Balance (in Shares) at Jun. 30, 2023	21	669,636
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Stock-based compensation			160,865			160,865			160,865
Cumulative translation adjustment				(39,691)		(39,691)			(39,691)
Loss and comprehensive loss					(1,328,391)	(1,328,391)	(173,292)		(1,501,683)
Balance at Mar. 31, 2024		$ 134,075,745	13,215,243	208,596	(136,762,413)	10,737,171	(7,560,839)		3,176,332
Balance (in Shares) at Mar. 31, 2024		2,506,015
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		$ 4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Exercise of warrants (in Shares)
Balance at Jun. 30, 2024		$ 134,075,745	13,215,243	329,770	(138,105,958)	9,514,800	(7,717,036)		$ 1,797,764
Balance (in Shares) at Jun. 30, 2024		2,506,015
Balance at Mar. 31, 2024		$ 134,075,745	13,215,243	208,596	(136,762,413)	10,737,171	(7,560,839)		3,176,332
Balance (in Shares) at Mar. 31, 2024		2,506,015
Stock-based compensation
Cumulative translation adjustment				121,174		121,174			121,174
Loss and comprehensive loss					(1,343,545)	(1,343,545)	(156,197)		(1,499,742)
Balance at Jun. 30, 2024		$ 134,075,745	$ 13,215,243	$ 329,770	$ (138,105,958)	$ 9,514,800	$ (7,717,036)		$ 1,797,764
Balance (in Shares) at Jun. 30, 2024		2,506,015